Convertible Preferred Stock - Shares Authorized, Issued and Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Shares Authorized	129,572,982	129,572,982		129,572,982
Shares Issued	129,003,889	129,003,889		129,003,889
Shares Outstanding	129,003,889	129,003,889	129,003,889	129,003,889
Net Carrying Amount	$ 626,679	$ 626,679		$ 626,679
Aggregate Liquidation Preference	$ 631,296	$ 631,296		$ 631,296
Series 1
Class of Stock [Line Items]
Shares Authorized	27,567,694	27,567,694		27,567,694
Shares Issued	27,476,120	27,476,120		27,476,120
Shares Outstanding	27,476,120	27,476,120		27,476,120
Net Carrying Amount	$ 79,564	$ 79,564		$ 79,564
Aggregate Liquidation Preference	$ 75,006	$ 75,006		$ 75,006
Exercise of warrants, preferred stock issued (in shares)	197,315
Proceeds from exercise of warrants	$ 500
Series 2
Class of Stock [Line Items]
Shares Authorized	6,069,073	6,069,073		6,069,073
Shares Issued	6,069,073	6,069,073		6,069,073
Shares Outstanding	6,069,073	6,069,073		6,069,073
Net Carrying Amount	$ 24,868	$ 24,868		$ 24,868
Aggregate Liquidation Preference	$ 24,953	$ 24,953		$ 24,953
Series 3
Class of Stock [Line Items]
Shares Authorized	7,617,704	7,617,704		7,617,704
Shares Issued	7,617,704	7,617,704		7,617,704
Shares Outstanding	7,617,704	7,617,704		7,617,704
Net Carrying Amount	$ 36,096	$ 36,096		$ 36,096
Aggregate Liquidation Preference	$ 36,475	$ 36,475		$ 36,475
Series 4
Class of Stock [Line Items]
Shares Authorized	9,159,674	9,159,674		9,159,674
Shares Issued	8,682,155	8,682,155		8,682,155
Shares Outstanding	8,682,155	8,682,155		8,682,155
Net Carrying Amount	$ 29,901	$ 29,901		$ 29,901
Aggregate Liquidation Preference	$ 30,000	$ 30,000		$ 30,000
Series 5
Class of Stock [Line Items]
Shares Authorized	28,391,526	28,391,526		28,391,526
Shares Issued	28,391,526	28,391,526		28,391,526
Shares Outstanding	28,391,526	28,391,526		28,391,526
Net Carrying Amount	$ 138,747	$ 138,747		$ 138,747
Aggregate Liquidation Preference	$ 142,987	$ 142,987		$ 142,987
Series 6
Class of Stock [Line Items]
Shares Authorized	14,440,784	14,440,784		14,440,784
Shares Issued	14,440,784	14,440,784		14,440,784
Shares Outstanding	14,440,784	14,440,784		14,440,784
Net Carrying Amount	$ 79,085	$ 79,085		$ 79,085
Aggregate Liquidation Preference	$ 80,000	$ 80,000		$ 80,000
Series 7
Class of Stock [Line Items]
Shares Authorized	23,749,620	23,749,620		23,749,620
Shares Issued	23,749,620	23,749,620		23,749,620
Shares Outstanding	23,749,620	23,749,620		23,749,620
Net Carrying Amount	$ 151,770	$ 151,770		$ 151,770
Aggregate Liquidation Preference	$ 155,000	$ 155,000		$ 155,000
Series 8
Class of Stock [Line Items]
Shares Authorized	12,576,907	12,576,907		12,576,907
Shares Issued	12,576,907	12,576,907		12,576,907
Shares Outstanding	12,576,907	12,576,907		12,576,907
Net Carrying Amount	$ 86,648	$ 86,648		$ 86,648
Aggregate Liquidation Preference	$ 86,875	$ 86,875		$ 86,875